Financial risk management - Capital risk management (Details) - GBP (£) £ in Billions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of credit risk exposure [line items]
Retained cash flow ratio	9.30%	8.90%
Gearing ratio	71.00%	81.00%
Interest cover ratio	3.8	4.7
Debt covenants, borrowings excluding cash and short term investments	£ 55
Debt covenants, borrowings excluding cash and short term investments, headroom	10
Non-US Subsidiaries
Disclosure of credit risk exposure [line items]
Debt covenants, total debt	35
US Subsidiaries
Disclosure of credit risk exposure [line items]
Debt covenants, total debt	35
US And Non-US subsidiaries
Disclosure of credit risk exposure [line items]
Debt covenants, total debt, headroom	£ 10
National Grid Electricity Distribution
Disclosure of credit risk exposure [line items]
Interest coverage ratio	300.00%
Net debt to RAV gearing covenants	0.85
Net debt to RAV gearing ratio	60.00%
National Grid Electricity Distribution | Minimum
Disclosure of credit risk exposure [line items]
Interest cover ratio	3.5
National Grid Electricity Distribution | Maximum
Disclosure of credit risk exposure [line items]
Interest cover ratio	5.2